Derivative financial liabilities - Additional Information (Details) £ in Thousands, $ in Thousands					6 Months Ended		12 Months Ended
	Jun. 15, 2022 GBP (£)	Jun. 15, 2022 USD ($)	Dec. 16, 2021 GBP (£) shares	Dec. 16, 2021 USD ($) shares	Jun. 30, 2022 GBP (£)	Jun. 30, 2021 GBP (£)	Dec. 31, 2021 GBP (£) shares	Dec. 31, 2021 USD ($) shares	Jun. 30, 2022 USD ($)	Dec. 31, 2021 USD ($) shares	Dec. 16, 2021 USD ($) shares
Disclosure of financial liabilities [line items]
Aggregate purchase price | £						£ 25,000	£ 166,981
Limitation on restricted payments for retention guarantors | $								$ 10,000
Convertible loan notes
Disclosure of financial liabilities [line items]
Convertible shares | shares							18,181,820	18,181,820
Conversion ratio per $1000 principal amount | shares							90.9091			90.9091
Convertible loan notes | Interest paid in cash
Disclosure of financial liabilities [line items]
Interest rate							7.00%			7.00%
Convertible loan notes | Interest paid in-kind and semi-annually in arrears
Disclosure of financial liabilities [line items]
Interest rate							9.00%			9.00%
Mudrick
Disclosure of financial liabilities [line items]
Increase through accumulating interest | £					£ 7,005
Mudrick | Convertible loan notes
Disclosure of financial liabilities [line items]
Principal amount			£ 151,000				£ 151,000			$ 200,000	$ 200,000
Aggregate purchase price			£ 145,000	$ 192,000			145,000	$ 192,000
Convertible shares | shares			18,181,820	18,181,820
Conversion ratio per $1000 principal amount | shares			90.9091								90.9091
Convertible Senior Secured Notes Principal Amount							756			$ 1,000
Denominator in calculation of number of equity instruments holder of convertible debt is entitled to, notional amount			£ 824								$ 1,000
Interest rate					9.00%				9.00%
Increase through accumulating interest	£ 7,005	$ 8,950
Mandatory cash balance under loan covenants | $									$ 10,000
Restricted cash | £					£ 8,235
Microsoft and Rocket
Disclosure of financial liabilities [line items]
Aggregate purchase price | £							£ 25,000